UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09453

        Nuveen Michigan Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         4/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Michigan Dividend Advantage Municipal Fund (NZW)
	April 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 7.2% (4.8% of Total Investments)
$ 230	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series	11/15 at 100.00	BBB–	$191,123
	2005, 5.125%, 11/01/35
500	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007,	11/17 at 100.00	N/R	459,755
	5.450%, 11/01/22
75	Grand Traverse Academy, Michigan, Public School Academy Revenue Bonds, Series 2007,	11/17 at 100.00	BBB–	59,289
	4.750%, 11/01/32
1,150	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,	9/11 at 100.00	Aaa	1,165,065
	Kettering University, Series 2001, 5.000%, 9/01/26 – AMBAC Insured
250	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	238,190
	Montessori Academy, Series 2007, 6.500%, 12/01/37

2,205	Total Education and Civic Organizations			2,113,422

	Health Care – 19.3% (12.9% of Total Investments)
500	Allegan Hospital Finance Authority, Michigan, Revenue Bonds, Allegan General Hospital, Series	11/09 at 101.00	N/R	516,255
	1999, 7.000%, 11/15/21
500	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital	8/17 at 100.00	N/R	384,795
	Obligated Group, Series 2007A, 5.000%, 8/15/38
350	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BBB	319,617
	5.250%, 7/01/30
600	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A,	7/17 at 100.00	A	566,142
	5.000%, 7/15/37
700	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital,	7/08 at 100.00	Ba3	700,028
	Series 1995, 6.625%, 1/01/16
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,
	Series 2005:
425	5.000%, 5/15/30	5/15 at 100.00	BBB	368,730
335	5.000%, 5/15/37	5/15 at 100.00	BBB	279,986
400	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series	5/15 at 100.00	Baa3	358,708
	2005A, 5.000%, 5/15/26
400	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	Baa3	354,536
	Revenue Bonds, Series 2006, 5.375%, 6/01/26
1,800	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	AAA	1,821,960
	Hospital, Series 2001M, 5.250%, 11/15/31 – MBIA Insured

6,010	Total Health Care			5,670,757

	Housing/Multifamily – 6.4% (4.3% of Total Investments)
1,700	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily	8/12 at 102.00	Aaa	1,691,024
	Housing Revenue Bonds, Cranbrook Apartments, Series 2001A, 5.400%, 2/20/31 (Alternative
	Minimum Tax)
200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AAA	193,318
	4/01/31 – FSA Insured (Alternative Minimum Tax)

1,900	Total Housing/Multifamily			1,884,342

	Industrials – 1.6% (1.0% of Total Investments)
500	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Republic Services Inc., Series	No Opt. Call	BBB+	465,055
	2001, 4.250%, 8/01/31 (Mandatory put 4/01/14) (Alternative Minimum Tax)

	Long-Term Care – 0.9% (0.6% of Total Investments)
335	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan	5/15 at 100.00	N/R	291,226
	Obligated Group, Series 2005, 5.250%, 11/15/25

	Tax Obligation/General – 43.5% (29.0% of Total Investments)
265	Caledonia Community Schools, Kent County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AAA	266,733
	Residuals 1018, 8.938%, 5/01/32 – MBIA Insured (IF)
300	Grand Rapids, Michigan, General Obligation Bonds, Series 2007, 5.000%, 9/01/27 – MBIA Insured	9/17 at 100.00	AAA	311,547
940	Huron Valley School District, Oakland and Livingston Counties, Michigan, General Obligation	11/11 at 100.00	AA–	952,944
	Bonds, Series 2001, 5.000%, 5/01/27
500	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site	5/14 at 100.00	AAA	519,710
	Bonds, Series 2004, 5.000%, 5/01/22 – FSA Insured
300	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 –	5/16 at 100.00	AAA	312,033
	FSA Insured
430	Lowell Area Schools, Counties of Ionia and Kent, Michigan, General Obligation Bonds, Series	5/17 at 100.00	AAA	440,651
	2007, 5.000%, 5/01/37 – FSA Insured
400	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AAA	423,016
	Series 2005, 5.000%, 6/01/18 – FSA Insured
1,150	Muskegon County, Michigan, Limited Tax General Obligation Wastewater Management System 2	7/11 at 100.00	AA–	1,167,078
	Revenue Bonds, Series 2002, 5.000%, 7/01/26 – FGIC Insured
1,410	New Haven Community Schools, Macomb County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	AAA	1,465,582
	5.000%, 5/01/25 – FSA Insured
400	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	AAA	410,500
	Series 2007, 5.000%, 5/01/36 – FSA Insured
1,000	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007, 5.000%,	8/17 at 100.00	Aaa	1,029,040
	8/01/30 – MBIA Insured
200	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AAA	198,596
	Residuals 07-1017, 8.934%, 5/01/36 – FSA Insured (IF)
330	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	AAA	339,151
	2007, 5.000%, 5/01/32 – MBIA Insured
	Washtenaw County, Michigan, Limited Tax General Obligation Bonds, Sylvan Township Water and
	Wastewater System, Series 2001:
500	5.000%, 5/01/19 – MBIA Insured	5/09 at 100.50	AAA	509,270
800	5.000%, 5/01/20 – MBIA Insured	5/09 at 100.50	AAA	814,832
1,690	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	AAA	1,703,689
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – MBIA Insured
500	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%,	11/14 at 100.00	AAA	539,240
	5/01/17 – FSA Insured
1,300	Willow Run Community Schools, Washtenaw County, Michigan, General Obligation Bonds, Series	5/11 at 100.00	AA–	1,346,306
	2001, 5.000%, 5/01/21

12,415	Total Tax Obligation/General			12,749,918

	Tax Obligation/Limited – 16.1% (10.7% of Total Investments)
1,100	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	10/11 at 100.00	AAA	1,128,116
	Series 2001, 5.125%, 10/01/26 – MBIA Insured
905	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007,	No Opt. Call	N/R	903,615
	5.125%, 5/01/14
	Michigan Building Authority, Revenue Bonds, Series 2006IA:
1,520	0.000%, 10/15/28 – FGIC Insured	10/16 at 55.35	AAA	499,928
720	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	A+	714,578
1,205	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I,	10/11 at 100.00	A+	1,229,221
	5.000%, 10/15/24
1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	249,110
	0.000%, 7/01/32 – FGIC Insured

6,450	Total Tax Obligation/Limited			4,724,568

	U.S. Guaranteed – 22.2% (14.8% of Total Investments) (4)
1,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	AAA	1,096,320
	Improvement Bonds, Series 2001A, 5.500%, 5/01/21 (Pre-refunded 5/01/12) – FSA Insured
720	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	786,110
	7/01/17 (Pre-refunded 7/01/13) – FSA Insured
1,000	Garden City School District, Wayne County, Michigan, General Obligation Refunding Bonds,	5/11 at 100.00	AA– (4)	1,066,450
	Series 2001, 5.000%, 5/01/26 (Pre-refunded 5/01/11)
560	Huron Valley School District, Oakland and Livingston Counties, Michigan, General Obligation	11/11 at 100.00	AA– (4)	601,899
	Bonds, Series 2001, 5.000%, 5/01/27 (Pre-refunded 11/01/11)
1,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A,	7/11 at 101.00	AA (4)	1,081,820
	5.250%, 1/15/21 (Pre-refunded 7/15/11)
500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	520,715
	5.500%, 10/01/40
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
85	6.000%, 8/01/26 (ETM)	No Opt. Call	BBB– (4)	98,949
615	6.000%, 8/01/26 (ETM)	No Opt. Call	AAA	715,922
500	Warren Building Authority, Michigan, Limited Tax General Obligation Bonds, Series 2001,	11/10 at 100.00	AA– (4)	531,840
	5.150%, 11/01/22 (Pre-refunded 11/01/10) – FGIC Insured

5,980	Total U.S. Guaranteed			6,500,025

	Utilities – 15.9% (10.6% of Total Investments)
1,115	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,	7/13 at 100.00	AAA	1,162,153
	Series 2003A, 5.000%, 7/01/21 – FSA Insured
1,235	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A,	1/12 at 100.00	AAA	1,268,073
	5.250%, 1/01/24 – AMBAC Insured
2,215	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A–	2,225,477
	Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 – XLCA
	Insured (Alternative Minimum Tax)

4,565	Total Utilities			4,655,703

	Water and Sewer – 17.0% (11.3% of Total Investments)
1,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A,	7/16 at 100.00	AAA	1,024,870
	5.000%, 7/01/34 – FSA Insured
1,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A	1,059,370
	7/01/29 – FGIC Insured
280	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	300,031
	7/01/17 – FSA Insured
1,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.000%,	7/11 at 100.00	A+	995,950
	7/01/30 – FGIC Insured
1,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005,	10/15 at 100.00	AAA	1,072,240
	5.000%, 10/01/19
500	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007,	10/17 at 100.00	AAA	530,040
	5.000%, 10/01/23

4,780	Total Water and Sewer			4,982,501

$ 45,140	Total Investments (cost $43,755,424) – 150.1%			44,037,517

	Other Assets Less Liabilities – 4.5%			1,291,822

	Preferred Shares, at Liquidation Value – (54.6)% (5)			(16,000,000)

	Net Assets Applicable to Common Shares – 100%			$29,329,339

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. During March 2008, at least one rating agency reduced the rating for
AMBAC-insured and MBIA-insured bonds to AA and at least one rating agency further reduced the ratings for FGIC-insured and XLCA-insured bonds to BB. Subsequent to April 30, 2008, and at the time this report was prepared, at least one rating agency further reduced the rating for CIFG-insured bonds to BB and
MBIA-insured bonds to A. As of April 30, 2008, at least one rating agency has placed XLCA-insured bonds on
“negative credit watch” and one or more rating agencies have placed each of these insurers on “negative outlook”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (36.3)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund. At April 30, 2008, the cost of investments was $44,005,785.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 1,110,394
Depreciation	(1,078,662)

Net unrealized appreciation (depreciation) of investments	$ 31,732

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Michigan Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         June 27, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        June 27, 2008